Finance Lease Liabilities	12 Months Ended
Dec. 31, 2018
Finance Lease Liabilities [Abstract]
Finance Lease Liabilities
27.	Finance Lease Liabilities

(1)	Lease contracts

The Company entered into power purchase agreements (“PPA”) with GS EPS and two other providers. The Company recognizes these PPAs as finance leases; under the PPAs, there is no transfer of ownership or bargain purchase option of the plants at the end of the agreement, however, the present value of the future minimum power purchase payments equals substantially all of the plants’ respective fair values over a twenty-year period which makes up the major part of the respective plant’s economic life.

(2)

Finance lease liabilities as of December 31, 2017 and 2018 are as follows and are included in current and non-current trade and other payables, net, in the consolidated statements of financial position:

		2017		2018
		Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
		In millions of won
Less than 1 year	￦	174,534	131,792	87,709	57,200
1 ~ 5 years		272,994	204,069	228,783	170,676
More than 5 years		108,748	82,399	65,250	55,930

	￦	556,276	418,260	381,742	283,806

(3)	Current and non-current portion of financial lease liabilities as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Current finance lease liabilities	￦	131,792	57,200
Non-current finance lease liabilities		286,468	226,606

	￦	418,260	283,806

(4)	Minimum lease payment and contingent rent payment recognized as an expense as a lessee for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Minimum lease payment	￦	158,859	111,530
Contingent rent payment		(21,024)	(18,872)

(5)	Changes in finance lease liabilities for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Beginning balance	￦	541,179	418,260
Cash flow		(122,919)	(134,454)
Acquisition of finance lease assets		—	—

Ending balance	￦	418,260	283,806